Stock Options (Details) - Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends - Black-Scholes option pricing model [Member]	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Stock Options (Details) - Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends [Line Items]
Risk-free interest rate		1.58%
Expected life (in years)	5 years 4 months 17 days	5 years 10 months 28 days
Expected volatility		94.00%
Bottom of Range [Member]
Stock Options (Details) - Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends [Line Items]
Risk-free interest rate	2.60%
Expected volatility	91.81%
Top of Range [Member]
Stock Options (Details) - Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends [Line Items]
Risk-free interest rate	2.72%
Expected volatility	94.66%